Borrowings - Summary of Repurchase Agreements Accounted for as Secured Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Abstract]
Securities of U.S. Government agencies and mortgage-backed securities of government agencies pledged, fair value	$ 48,791	$ 46,842
Repurchase agreements	$ 48,598	$ 46,627